Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2024	December 31, 2025
	US$	US$
At beginning of the year	201,033	182,391
Disposal of controlling interest in subsidiaries	-	(191,270)
Payment	(23,989)	(9,673)
Currency alignment	5,347	18,552
At end of the year	182,391	-

	December 31, 2024	December 31, 2025
	US$	US$
Bank borrowings
- Current	26,239	-
- Non-current	21,936	-
	48,175	-

Other borrowings – current	134,216	-

Total borrowings	182,391	-

The Company borrowings is presented as :
Current	160,455	-
Non-current	21,936	-
	182,391	-